Commitments and Contingencies (Schedule of Total Obligations Under Shipbuilding Contracts) (Details) - Shipbuilding Contracts [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Loss Contingencies [Line Items]
Year 1	$ 9,200
Year 2	36,800
Year 3	27,600
Total	$ 73,600